Oct. 02, 2020
Short Duration Income Portfolio
Short Duration Income Portfolio

Prospectus Supplement

October 2, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated October 2, 2020 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2020

Short Duration Income Portfolio (the "Portfolio")

At a meeting held on September 30-October 1, 2020, the Board of Trustees of Morgan Stanley Institutional Fund Trust approved reopening Class C shares of the Portfolio. Accordingly, the following changes to the Prospectus will become effective immediately.

The second paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of the Ultra-Short Income Portfolio and Ultra-Short Municipal Income Portfolio already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary, on page 57 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Please retain this supplement for future reference.